Investments (Net Investment Gains Losses - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Other investment portfolio gains (losses)	$ (11)	$ 2	$ (43)
Gains (losses) from foreign currency transactions	$ 8	$ (5)	66
MetLife Assurance Limited
Schedule of Available-for-sale Securities [Line Items]
Other investment portfolio gains (losses)			$ 608